Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) £ in Millions	1 Months Ended
Jun. 30, 2023 GBP (£)
Santander Equity Investments Limited (SEIL) | Equity securities
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	£ 46